Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Information

Supplemental disclosures of cash flow information are presented below:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Cash paid during the period for:
Interest on junior subordinated debentures	$12,232	$12,232	$7,136	$5,096

Interest	$38,880	$38,192	$19,409	$7,710

Income taxes	$479	$749	$122	$575

Non-cash investing activities:
Property and equipment purchased with capital lease	$155	$—	$152	$—

Non-cash financing activities:
Increase in accrued dividends on preferred stock	$—	$—	$—	$—